INCOME TAXES	12 Months Ended
Dec. 31, 2022
Text block [abstract]
INCOME TAXES
17.	INCOME TAXES
A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2022	2021
Net loss for the year	$(61,310)	$(125,826)
Statutory rate	27.00%	27.00%
Expected income tax recovery	$(16,554)	$(33,973)
Permanent differences	9,662	8,348
Impact of flow-through shares	30	1,080
Impact of (gain) loss recognized in other comprehensive income	(17)	79
Impact of loss on convertible debt	422	20,572
Change in unrecognized deductible temporary differences	5,412	5,064
Other	3	(48)
Deferred income tax expense (recovery)	$(1,042)	$1,122

The Company’s income tax expense is comprised of the following:

	2022	2021
Deferred income tax expense (recovery)	$(1,042)	$1,122
Total	$(1,042)	$1,122
The Company’s deferred tax items recognized in OCI during the year:

	2022	2021
Change in fair value of convertible debentures attributable to the change in credit risk	$17	$(79)

Change in fair value of marketable securities	(478)	780
Total	$(461)	$701
The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as calculated for income tax purposes give rise to the following deferred tax (assets) and liabilities:

	2022	2021
Exploration and evaluation assets	$39,120	$26,258
Convertible debentures	66	241
Non-capital losses	(38,333)	(24,501)
Share issuance costs	(208)	(168)
Equipment	(79)	(74)
Marketable securities	301	780
Net deferred tax liabilities	$867	$2,536
Movement in the Company’s deferred tax liability balance in the year is as follows:

	2022	2021
Opening balance	$2,536	$712
Recognized in income tax expense	(996)	1,122
Recognized in OCI/equity	(673)	702
Net deferred tax liabilities	$867	$2,536
The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

Temporary Differences	2022	Expiry Date Range	2021	Expiry Date Range
Non-capital losses available for future periods	$144,633	2029 to 2042	$121,471	2029 to 2041
Share issuance costs	7,156	-	9,672	-
Equipment	911	-	765	-
Donations	153	2023 to 2027	133	2022 to 2026
Tax attributes are subject to review, and potential adjustment, by tax authorities.